UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Managed Municipals Fund
Class 1 [SMMOX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class 1 shares of Western Asset Managed Municipals Fund returned 4.20%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities
Western Asset Managed Municipals Fund	PAGE 1	7710-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class 1	4.20	1.52	2.40
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Managed Municipals Fund	PAGE 2	7710-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7710-ATSR-0426

Western Asset Managed Municipals Fund
Class A [SHMMX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Western Asset Managed Municipals Fund returned 4.03%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities
Western Asset Managed Municipals Fund	PAGE 1	7005-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,577 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.03	1.38	2.27
Class A (with sales charge)	0.11	0.50	1.83
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%
Western Asset Managed Municipals Fund	PAGE 2	7005-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7005-ATSR-0426

Western Asset Managed Municipals Fund
Class C [SMMCX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Western Asset Managed Municipals Fund returned 3.52%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities
Western Asset Managed Municipals Fund	PAGE 1	7483-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.52	0.84	1.72
Class C (with sales charge)	2.52	0.84	1.72
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Managed Municipals Fund	PAGE 2	7483-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7483-ATSR-0426

Western Asset Managed Municipals Fund
Class I [SMMYX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class I shares of Western Asset Managed Municipals Fund returned 4.30%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities
Western Asset Managed Municipals Fund	PAGE 1	7465-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class I	4.30	1.59	2.44
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Managed Municipals Fund	PAGE 2	7465-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7465-ATSR-0426

Western Asset Managed Municipals Fund
Class IS [SSMMX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$51	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class IS shares of Western Asset Managed Municipals Fund returned 4.26%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities
Western Asset Managed Municipals Fund	PAGE 1	7213-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 3/16/2018 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (3/16/2018)
Class IS	4.26	1.60	2.68
Bloomberg Municipal Bond Index	4.96	1.44	2.70
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Managed Municipals Fund	PAGE 2	7213-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7213-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $162,276 in February 28, 2025 and $163,899 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $29,250 in February 28, 2025 and $29,250 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in February 28, 2025 and $344,935 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Managed Municipals Fund
Financial Statements and Other Important Information
Annual  | February 28, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Alabama — 3.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,568,773
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp. Project, Series A	4.300%	3/1/33	1,600,000	1,613,890 (a)(b)(c)(d)(e)
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,502,018 (c)(e)
Series D, Refunding	5.000%	8/1/35	6,500,000	7,222,186 (c)(e)
Series D, Refunding	5.000%	8/1/35	1,880,000	2,098,965
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,751,874 (c)(e)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,348,047 (b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,266,950
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,696,928
Warrants, Series 2024, Refunding	5.250%	10/1/49	6,000,000	6,326,819
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,079,369
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,678,181 (b)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	4,072,933 (b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,273,030
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,900,653
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,635,795 (c)(e)
Total Alabama				82,036,411
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,607,908
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,225,485
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
State Capital Project II, Series B, Refunding	5.000%	12/1/39	$760,000	$807,671
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,404,748 (b)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	786,754
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,957,136
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,203,053
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,028,814
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,899,369
Total Alaska				15,920,938
Arizona — 2.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,360,132
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	985,235
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,144,786
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	761,019
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	458,306 (a)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	625,990 (a)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,829,217 (a)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,674,550
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,752,589 (c)(e)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,434,572 (b)(c)(e)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,937,116 (b)(c)(e)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	760,438
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	$230,000	$234,065
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	456,151
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	547,837
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	986,163
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	3,980,869 (a)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	985,097
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,300,510
Series A	5.000%	8/1/47	1,520,000	1,558,457
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,635,277
Total Arizona				54,408,376
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	3,500,000	3,579,044 (b)
California — 10.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,190,333
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,728,398
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	3.130%	4/1/27	15,495,000	15,520,460 (c)(e)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,532,771 (c)(e)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	30,665,667 (c)(e)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$10,000,000	$10,637,908 (c)(e)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,677,689 (c)(e)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,845,978 (c)(e)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	27,363,445 (c)(e)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	8,900,000	10,032,861
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	12,168,583 (c)(e)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,715,460
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,150,834
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,273,051 (b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	928,021 (b)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,280,000	1,329,953 (a)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,744,541 (a)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,195,778 (a)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,062,574
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,453,387
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,615,522 (b)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,422,856 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	$2,275,000	$2,382,754 (b)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,301,175 (b)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,465,766 (b)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,766,389
Series C	5.000%	7/1/38	760,000	778,168
Series C	5.000%	7/1/42	4,865,000	4,962,008
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,604,637
Series A	6.500%	11/1/39	5,515,000	6,908,616
Series B	7.000%	11/1/34	17,615,000	21,889,121
Series B	6.500%	11/1/39	5,820,000	7,290,688
Series C	6.125%	11/1/29	2,910,000	3,095,328
Series C	6.500%	11/1/39	980,000	1,227,642
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,315,534
Community Facilities District No 2023-1	5.625%	9/1/53	1,575,000	1,635,757
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,104,714
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,407,725
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	681,721
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,021,524 (b)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,389,416 (b)
Series D, Refunding	5.000%	5/1/48	5,000	5,199 (b)(f)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,449,747 (b)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	916,871 (b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	$1,140,000	$1,155,349 (b)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,070
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	2,130,000	2,155,402
Total California				269,357,391
Colorado — 2.8%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,775
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	615,736
Series A	5.000%	12/1/49	1,000,000	670,583
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,263,983
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,851,741
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,755,403
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,173,719
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,721,399
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,643,813
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,041,870
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,744,961
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,140,014
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,214,938
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,319,476 (b)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,780,542 (b)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	4,029,054 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	$1,139,000	$1,157,890
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,896,905
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	709,764
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	6,278,139 (a)
Total Colorado				68,784,705
Connecticut — 0.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,531,068 (b)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,964,129 (a)
Total Connecticut				4,495,197
Delaware — 0.3%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,286,993
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,521,629
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,219,275
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,331,175
Total Delaware				8,359,072
District of Columbia — 1.2%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,121,253
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,478,237
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,187,526 (b)
Series A, Refunding	5.000%	10/1/30	8,180,000	9,069,475 (b)
Total District of Columbia				28,856,491
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — 4.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	$2,655,000	$2,703,748 (b)
Series 2017	5.000%	10/1/47	2,545,000	2,564,658 (b)
Series A	5.000%	10/1/28	1,140,000	1,209,451 (b)
Series A	5.000%	10/1/45	15,000,000	15,007,713 (b)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,675,996 (b)
Series 2022	5.500%	9/1/52	3,000,000	3,141,493 (b)
Series B	5.000%	9/1/33	6,535,000	6,929,168 (b)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,895,978
Refunding, BAM	5.250%	10/1/53	2,500,000	2,667,244
Capital Trust Authority Revenue, FL, AIDS Healthcare Foundation Obligated Group, Series A	5.250%	12/1/55	1,350,000	1,361,412
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	515,000	516,645
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,226,544
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,204,386
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	2,000,344
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,768,091
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,678,416 (b)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,850,684 (b)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,131,599 (b)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,289,994
Series A, Refunding	5.000%	10/1/41	5,505,000	5,560,333
Series B, Refunding	5.000%	10/1/40	2,275,000	2,321,773 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	$4,935,000	$4,989,805
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,923,099 (b)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	550,000	564,935 (a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,849,747
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,676,636
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,346,620
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	712,402
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	914,355
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,512,874
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(g)(h)(i)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	1,975,000	2,059,849
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,058,983
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL	6.100%	10/1/26	150,000	151,814
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,511,535 (a)
Series 2024	4.800%	5/1/55	1,445,000	1,411,553 (a)
Total Florida				106,389,883
Georgia — 1.7%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	330,000	342,852
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$1,140,000	$1,141,946
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,993,232
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,697,678
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	115,000	116,862
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,189,375
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	894,402
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	811,638
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,527,231
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	682,463
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,141,058
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	682,463
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,437,676
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,737,320
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,532,697
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,692,457
Series A	5.000%	5/15/34	1,520,000	1,603,857
Series A	5.000%	5/15/43	1,480,000	1,516,395
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Series C	5.000%	9/1/30	$4,850,000	$5,238,140 (c)(e)
Total Georgia				42,979,742
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	805,034
Series F, Refunding	4.000%	1/1/36	2,655,000	2,707,408
Total Guam				3,512,442
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	6,291,995
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,959,267
Total Hawaii				9,251,262
Illinois — 11.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,234,833
Series 2018	5.000%	4/1/38	910,000	927,682
Series 2018	5.000%	4/1/42	3,340,000	3,371,688
Series 2023	5.750%	4/1/48	1,500,000	1,597,558
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	618,193
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,864,710
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,506,852
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,583,809
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	609,077
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,314,057
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,141,549
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,862,996
Series A	5.000%	12/1/35	7,870,000	8,086,671
Series A	5.000%	12/1/39	4,700,000	4,751,863
Series A	5.000%	12/1/40	2,125,000	2,147,718
Series A	5.000%	12/1/41	16,040,000	16,171,706
Series B, Refunding	5.000%	12/1/36	1,935,000	1,977,195
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,225,826
Series D	5.000%	12/1/46	3,225,000	3,067,496
Chicago, IL, GO, Series A	5.500%	1/1/49	3,955,000	3,974,993
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.000%	1/1/47	$7,305,000	$7,353,822
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,254,397 (b)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,157,068 (b)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,936,616 (b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,350,870
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,481,377
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,935,706
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,838,269
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,221,191
Second Lien, Series A, AG	5.250%	1/1/53	4,250,000	4,449,669
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,647,543
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,114,514
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	772,625
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	792,674
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	760,000	791,592
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/34	4,555,000	4,729,101
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	1,565,000	1,616,055
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,107,678
Series A, Refunding	4.000%	11/15/41	2,845,000	2,864,939
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	750,743
Benedictine University, Refunding	4.000%	10/1/33	545,000	497,044
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,929,818
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,270,329
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,649,356
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	$6,700,000	$7,038,420 (a)(b)(c)(e)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	785,423
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	927,974
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	772,974
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,494,597
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,486,022
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	363,351
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,583,152
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,609,733
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	997,309
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,991,343
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,816,917
Series A	5.000%	1/1/42	17,075,000	17,631,754
Illinois State University Revenue:
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/31	570,000	597,909
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/33	380,000	397,804
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/36	570,000	593,372
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,903,308
Series 2016	5.000%	11/1/33	1,405,000	1,425,326
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2016, Refunding	5.000%	2/1/29	$985,000	$1,007,905
Series A	5.000%	3/1/34	2,000,000	2,202,785
Series A	4.000%	3/1/39	3,975,000	4,004,132
Series A	5.000%	5/1/39	2,275,000	2,344,501
Series A	5.000%	3/1/46	7,855,000	8,054,350
Series A, Refunding	5.000%	10/1/30	3,680,000	3,910,041
Series B	4.000%	12/1/37	3,500,000	3,560,142
Series B	4.250%	5/1/46	5,400,000	5,108,447
Series C	5.000%	12/1/41	4,500,000	4,844,583
Series D	5.000%	11/1/27	29,275,000	30,544,431
Series D	5.000%	11/1/28	5,700,000	5,940,782
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	759,882
McCormick Place Expansion Project, Series A, BAM-TCRS	0.000%	12/15/56	7,500,000	1,751,522
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	5,730,000	5,662,026
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,808,942
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	9,000,000	9,031,292
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	382,525
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	6,890,000	6,449,213
Total Illinois				281,333,657
Indiana — 1.1%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,400,176
Indiana State Finance Authority Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,234,841
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,305,850
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,510,602
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,716,193
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	$1,400,000	$1,532,781
Indiana University Health, Series A	4.000%	12/1/49	3,000,000	2,778,536
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,447,904
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,844,697
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,904,161
Total Indiana				26,675,741
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,962,686
Kansas — 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,310,670
Series 3	5.000%	2/1/44	2,275,000	2,278,759
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,521,418
Improvement, Series A	5.000%	9/1/45	2,275,000	2,276,439
Total Kansas				9,387,286
Kentucky — 1.0%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	3,002,057
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	3,750,000	4,054,282 (c)(e)
Series C, Refunding	5.000%	5/1/36	14,000,000	15,401,575
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,688,203
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,202,882
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	764,790
Total Kentucky				26,113,789
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.9%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	$2,400,000	$2,291,875
Series 2023	4.000%	4/1/53	2,850,000	2,635,738
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,606,494
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,824,823
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,771,877 (c)(e)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	8,750,000	8,904,315 (c)(e)
Total Louisiana				23,035,122
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,118,508
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	796,343
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,578,986
Maryland State EDC, Student Housing Revenue, University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	762,107
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,098,671
Total Maryland				12,354,615
Massachusetts — 1.5%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,493,668
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,825,678
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	929,687
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,961,450
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,465,607
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
WGBH Educational Foundation, Refunding	5.000%	1/1/40	$1,670,000	$1,682,149
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,855,334
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,476,266
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,377,068 (b)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,356,127 (b)
Series A, Refunding	5.000%	7/1/36	530,000	561,721 (b)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,556,000
Total Massachusetts				37,540,755
Michigan — 0.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,417,172
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,166,630
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,651,887
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,182,580
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,119,296
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,894,904
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	290,000	290,974
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,793,634
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,933,878 (b)
Total Michigan				20,450,955
Missouri — 0.3%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	727,403
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$3,415,000	$3,575,728 (b)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,168,536
Total Missouri				6,471,667
Nebraska — 0.5%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	808,295
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	924,720
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	689,583
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,036,670
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,784,443
Total Nebraska				11,243,711
Nevada — 0.6%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,101,161
New Hampshire — 1.3%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	17,489,093
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	14,790,667
Total New Hampshire				32,279,760
New Jersey — 4.5%
New Brunswick, NJ, Parking Authority Revenue, Series 2017, AG, Municipal Government GTD	5.000%	9/1/42	1,710,000	1,749,696
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,902,466 (b)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,146,489 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	$760,000	$763,909 (b)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,830,835
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,407,743
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,186,398
Special Facility Revenue, Continental Airlines Inc., Project	5.625%	11/15/30	5,695,000	5,717,120 (b)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	3,795,000	3,806,305 (b)
Special Facility, Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,410,457 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	775,163 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,522,504 (b)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	2,555,000	2,663,854
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,720,498
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,368,256
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,346,559
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,801,294
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,823,101
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,894,914
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,480,810
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	13,264,402
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	6,034,005
Transportation Program, Series BB	4.000%	6/15/38	645,000	655,655
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,055,729
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series CC	4.125%	6/15/50	$9,000,000	$8,680,921
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,713,443
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	2,077,871
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,141,988
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,596,908
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,727,491
Total New Jersey				112,266,784
New Mexico — 0.3%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	6,900,000	7,480,098 (c)(e)
New York — 15.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,428,322 (a)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,749,819
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	14,721,287
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,491,082
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,951,086
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,141,882
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,884,622
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,058,881
Series A-2	5.000%	5/15/30	6,905,000	7,483,954 (c)(e)
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,777,070
Subseries A-1	4.000%	8/1/40	4,555,000	4,608,747
Subseries A-1	5.000%	8/1/47	6,415,000	6,662,297
Subseries B-1	5.000%	10/1/42	2,180,000	2,304,123
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,026,229
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,872,703
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	$3,985,000	$3,918,064
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,223,441
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	3,000,000	3,193,741
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,529,203
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,768,638
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,944,332
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,790,137
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,588,532
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	24,065,404
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	10,941,080
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/43	7,590,000	7,875,621
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,623,490
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	10,000	10,705 (f)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,353 (f)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,353 (f)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,290,698
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,352 (f)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,401 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,401 (f)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,228,511
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,989,308
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	$4,615,000	$4,484,509
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/30	1,365,000	1,414,949 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/32	11,055,000	11,441,598 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/33	815,000	842,419 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	8,250,000	9,210,235 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	6,650,000	7,120,658 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	4,365,000	4,212,197 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,715,782 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	17,574,548 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,925,347 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,410,549
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,523,416
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,883,646 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	6,184,089 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	$2,800,000	$1,891,219 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,642,425 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,135,275 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,388,887 (b)
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,426,960
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,583,125
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	8,630,000	8,101,249 (b)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,070,777 (b)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,433,437 (b)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,417,369 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	19,116,391
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,008,590
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	8,073,000
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	5,055,491
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,715,454
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	820,028
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,072,351
Total New York				393,075,839
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	$1,250,000	$1,258,111
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,698,036 (b)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	948,290
Series A, Refunding	5.000%	7/1/47	2,085,000	2,088,097
Series A, Refunding	5.000%	7/1/51	6,410,000	6,415,845
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	851,166
Total North Carolina				13,259,545
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	9,126,690
Ohio — 1.8%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,927,797
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,960,066
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,299,424
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	764,151
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	6,583,103
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,036,205
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,027,814
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,104,527 (b)(c)(e)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,845,545 (b)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,305,462 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
AMG Vanadium Project, Series 2019	5.000%	7/1/49	$8,960,000	$8,357,801 (a)(b)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,050,746 (b)(c)(e)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	435,567
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	793,715
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	1,005,965
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,785,572 (b)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,249,906 (b)
Port of Greater Cincinnati Development Authority Revenue, OH:
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/55	2,000,000	2,068,774
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,284,825
Total Ohio				43,886,965
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,588,521 (b)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	643,472 (b)
Total Oklahoma				6,231,993
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,361,757
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,338,864 (c)(e)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,228,560
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	$835,000	$884,169 (b)
Total Oregon				13,813,350
Pennsylvania — 4.0%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,455,505
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,207,836
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,600,571
Series 2018	5.000%	6/1/32	1,330,000	1,399,108
Series 2018	5.000%	6/1/34	760,000	797,204
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,557,083
Penn State Health	4.000%	11/1/35	760,000	773,810
Penn State Health	4.000%	11/1/37	1,520,000	1,535,420
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,291,241
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,611,029
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,163,788
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,506,387 (c)(e)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,025,118
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,082,376
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,102,926 (b)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,692,850 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	$8,160,000	$8,389,356
Series B	5.000%	12/1/45	4,000,000	4,224,350
Series B, Refunding	5.250%	12/1/44	1,150,000	1,256,095
Series C, Refunding	4.000%	12/1/51	2,275,000	2,065,620
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,529,501 (b)
Philadelphia, PA, GO:
School District, Series A, State Aid Withholding	5.000%	9/1/35	910,000	911,525
Series B	5.000%	2/1/36	1,520,000	1,628,121
Series B	5.000%	2/1/37	1,820,000	1,940,580
Series B	5.000%	2/1/38	1,710,000	1,819,748
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,938,496
Series A	5.000%	11/1/45	2,950,000	3,086,351
Total Pennsylvania				99,591,995
Puerto Rico — 5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/33	600,000	636,472 (a)
Senior Lien, Series A	5.000%	7/1/37	410,000	428,146 (a)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,339,607 (a)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,456,777 (a)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,796,346 (a)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,211,222 (a)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,436,519 (a)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	189,778
Restructured, Series A-1	5.625%	7/1/27	219,802	224,954
Restructured, Series A-1	5.625%	7/1/29	216,236	231,056
Restructured, Series A-1	5.750%	7/1/31	210,028	233,389
Restructured, Series A-1	4.000%	7/1/33	199,162	203,977
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,861,050
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,836,988
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,464,498
Restructured, Series A-1	4.000%	7/1/46	217,253	196,146
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Subseries CW	0.000%	11/1/43	$765,160	$523,178 (e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,308,000	3,176,692
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	6,034,145
Restructured, Series A-1	4.550%	7/1/40	918,000	924,151
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,691,177
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,878,552
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,669,703
Restructured, Series A-2	4.329%	7/1/40	759,000	760,570
Total Puerto Rico				135,405,093
Rhode Island — 0.4%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,221,759
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,051,883
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,732,560
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	1,250,000	1,264,261
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	1,300,000	1,307,792
Total Rhode Island				9,578,255
South Carolina — 0.7%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.359%	3/1/31	3,750,000	3,899,709 (c)(e)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,482,700
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	589,938 (b)
Series 2018	5.000%	7/1/38	1,215,000	1,254,620 (b)
Series 2018	5.000%	7/1/43	3,035,000	3,095,651 (b)
Series 2018	5.000%	7/1/48	2,085,000	2,098,693 (b)
Total South Carolina				16,421,311
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$2,105,000	$2,142,564
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,368,912
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,856,721
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	18,314,166
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,417,915
Series A, AG	5.250%	7/1/53	1,900,000	2,001,816
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,040,212
Metropolitan Nashville, TN, Airport Authority Revenue, Subordinated, Series B	5.000%	7/1/27	1,365,000	1,408,791 (b)
Total Tennessee				45,408,533
Texas — 6.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	3,500,000	3,566,963 (a)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,801,043
Austin, TX, Airport System Revenue:
Series 2019	5.000%	11/15/36	3,615,000	3,844,184 (b)
Series 2022	5.000%	11/15/39	2,390,000	2,601,733 (b)
Series 2022	5.250%	11/15/47	3,035,000	3,167,773 (b)
Series 2022	5.000%	11/15/52	1,480,000	1,501,824 (b)
Series B	5.000%	11/15/33	2,000,000	2,149,732 (b)
Series B	5.000%	11/15/44	2,655,000	2,736,210 (b)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	2,350,000	2,578,824
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,943,423
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	$3,795,000	$3,428,454
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,232,070
Series C, Refunding	5.000%	8/15/41	4,250,000	4,734,954
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,979,724
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,502,998
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,503,614
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	10,081,245
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,070,673
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,801,280 (b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,598,398
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,717,892
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,782,251
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,592,460 (b)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,826,470 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,485,690 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,685,855 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,592,128 (b)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,350,152 (b)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,513,517 (b)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,505,550 (b)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,277,279
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	4,600,000	4,299,967
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	$7,500,000	$7,144,230
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	547,558 (b)
Series 2017	5.000%	11/1/36	540,000	546,435 (b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	1,625,000	1,627,877 (b)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,744,936
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	4,214,595
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,612,980
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,673,880 (b)(c)(e)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,176,867
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	690,000	695,039
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,190,743
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,225,825 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,543,030
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,892,308
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,968,904 (b)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,324,102 (b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	$2,765,000	$2,823,054
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	769,848
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,384,169 (b)
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	8,567,101
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,621,714
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,630,866
Total Texas				169,380,391
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,854,014 (b)
Series A	5.000%	7/1/36	3,645,000	3,733,786 (b)
Series A	5.000%	7/1/37	2,655,000	2,715,484 (b)
Series A	5.250%	7/1/42	2,500,000	2,739,934 (b)
Series B	5.000%	7/1/47	1,195,000	1,208,477
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,331,138
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,845,829
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	883,626
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	913,089
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/30	1,535,000	1,570,018
Series 2019	4.000%	10/15/34	760,000	770,276
Series 2019	4.000%	10/15/39	1,330,000	1,326,727
Series 2021	3.000%	10/15/45	760,000	575,381
Total Utah				28,467,779
Vermont — 0.2%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,957,834
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Vermont — continued
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	$2,000,000	$2,136,461
Total Vermont				4,094,295
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,276,567
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	785,495
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,470,000	1,586,613
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	662,847
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	4,045,135
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,835,955
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,374,494 (b)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,551,215 (b)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,337,271
Series A, Refunding	5.000%	1/1/35	2,070,000	2,184,055
Total Virginia				22,639,647
Washington — 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,840,084 (b)
Series 2019	5.000%	4/1/44	3,035,000	3,118,203 (b)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,719,306 (b)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,936,397 (b)
Series C	5.000%	5/1/42	6,450,000	6,539,118 (b)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,600,112
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	534,575
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,739,584
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,978,839
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	$2,465,000	$2,291,159 (a)
Total Washington				32,297,377
West Virginia — 0.2%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	2,150,000	2,214,493 (b)(c)(e)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	2,137,665 (a)(b)(c)(e)
Total West Virginia				4,352,158
Wisconsin — 1.0%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,437,206
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	2,015,311
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,391,925
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,301,503
Public Finance Authority, WI, Student Housing Revenue:
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/45	1,000,000	1,044,456
PRG - Oxford Properties LLC Project, Series A, BAM	5.000%	7/1/50	2,250,000	2,296,619
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,269,746
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,816,106
Total Wisconsin				24,572,872

Total Municipal Bonds (Cost — $2,380,586,259)				2,394,375,393
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 5.0%
Alabama — 0.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	$8,000,000	$8,671,035
New York — 4.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	17,972,988
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,328,787
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	4.000%	3/15/41	25,000,000	25,323,793
Series A, Refunding	4.000%	3/15/45	25,000,000	24,337,725
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	31,500,797
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,393,182
Total New York				115,857,272

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $122,940,065)				124,528,307
Total Investments before Short-Term Investments (Cost — $2,503,526,324)				2,518,903,700

Short-Term Investments — 0.3%
Municipal Bonds — 0.3%
Colorado — 0.1%
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	0.900%	12/1/52	100,000	100,000 (k)(l)
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.950%	11/15/39	830,000	830,000 (k)(l)
Total Colorado				930,000
Illinois — 0.0%††
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	0.800%	8/1/44	510,000	510,000 (k)(l)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — 0.0%††
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	1.000%	10/1/40	$100,000	$100,000 (k)(l)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.200%	7/1/46	400,000	400,000 (k)(l)
Missouri — 0.0%††
Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.000%	10/1/35	150,000	150,000 (k)(l)
New York — 0.2%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.950%	11/1/31	400,000	400,000 (k)(l)
New York City, NY, GO:
Series A, SPA - Bank of Montreal	0.950%	9/1/49	100,000	100,000 (k)(l)
Subseries F-6, SPA - JPMorgan Chase & Co.	0.900%	6/1/44	400,000	400,000 (k)(l)
New York City, NY, TFA, Future Tax Secured Revenue:
Series H-2, SPA - TD Bank N.A.	0.950%	11/1/54	1,800,000	1,800,000 (k)(l)
Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	0.950%	8/1/43	800,000	800,000 (k)(l)
Total New York				3,500,000
Ohio — 0.0%††
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.900%	11/1/42	400,000	400,000 (k)(l)
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.950%	8/1/34	500,000	500,000 (k)(l)
Pennsylvania — 0.0%††
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series B, LOC - TD Bank N.A.	0.950%	8/15/54	300,000	300,000 (k)(l)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	0.850%	7/1/54	$500,000	$500,000 (k)(l)
Total Pennsylvania				800,000
West Virginia — 0.0%††
West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	1.870%	6/1/34	300,000	300,000 (k)(l)

Total Short-Term Investments (Cost — $7,590,000)				7,590,000
Total Investments — 101.8% (Cost — $2,511,116,324)				2,526,493,700
TOB Floating Rate Notes — (2.7)%				(66,595,000)
Other Assets in Excess of Other Liabilities — 0.9%				22,047,286
Total Net Assets — 100.0%				$2,481,945,986

See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	The coupon payment on this security is currently in default as of February 28, 2026.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments, at value (Cost — $2,511,116,324)	$2,526,493,700
Cash	474
Interest receivable	29,076,104
Receivable for Fund shares sold	587,040
Prepaid expenses	50,581
Total Assets	2,556,207,899
Liabilities:
TOB Floating Rate Notes (Note 1)	66,595,000
Payable for Fund shares repurchased	3,307,146
Payable for securities purchased	1,600,000
Investment management fee payable	740,256
Interest and commitment fees payable	622,378
Distributions payable	618,852
Service and/or distribution fees payable	195,321
Trustees’ fees payable	59
Accrued expenses	582,901
Total Liabilities	74,261,913
Total Net Assets	$2,481,945,986
Net Assets:
Par value (Note 7)	$1,641
Paid-in capital in excess of par value	2,621,431,252
Total distributable earnings (loss)	(139,486,907)
Total Net Assets	$2,481,945,986
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

Net Assets:
Class 1	$11,671,966
Class A	$1,620,735,443
Class C	$17,126,200
Class I	$609,590,226
Class IS	$222,822,151
Shares Outstanding:
Class 1	773,015
Class A	107,188,364
Class C	1,131,550
Class I	40,252,862
Class IS	14,715,492
Net Asset Value:
Class 1 (and redemption price)	$15.10
Class A (and redemption price)	$15.12
Class C*	$15.14
Class I (and redemption price)	$15.14
Class IS (and redemption price)	$15.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Statement of Operations
For the Year Ended February 28, 2026

Investment Income:
Interest	$110,888,317
Expenses:
Investment management fee (Note 2)	10,418,480
Service and/or distribution fees (Notes 2 and 5)	2,710,761
Interest expense (Note 1)	2,120,119
Transfer agent fees (Notes 2 and 5)	1,849,127
Legal fees	123,634
Registration fees	121,345
Fund accounting fees	101,314
Audit and tax fees	81,906
Trustees’ fees	74,620
Shareholder reports	68,207
Insurance	18,592
Custody fees	18,500
Commitment fees (Note 8)	17,813
Miscellaneous expenses	22,420
Total Expenses	17,746,838
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(509,439)
Net Expenses	17,237,399
Net Investment Income	93,650,918
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(20,404,944)
Futures contracts	2,800,585
Net Realized Loss	(17,604,359)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	18,530,555
Futures contracts	(2,567,439)
Change in Net Unrealized Appreciation (Depreciation)	15,963,116
Net Loss on Investments and Futures Contracts	(1,641,243)
Increase in Net Assets From Operations	$92,009,675
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28,	2026	2025
Operations:
Net investment income	$93,650,918	$105,260,995
Net realized loss	(17,604,359)	(367,479)
Change in net unrealized appreciation (depreciation)	15,963,116	(1,599,136)
Increase in Net Assets From Operations	92,009,675	103,294,380
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(92,207,764)	(104,551,998)
Decrease in Net Assets From Distributions to Shareholders	(92,207,764)	(104,551,998)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	309,416,923	475,234,520
Reinvestment of distributions	84,072,106	95,625,112
Cost of shares repurchased	(832,222,849)	(811,608,525)
Decrease in Net Assets From Fund Share Transactions	(438,733,820)	(240,748,893)
Decrease in Net Assets	(438,931,909)	(242,006,511)
Net Assets:
Beginning of year	2,920,877,895	3,162,884,406
End of year	$2,481,945,986	$2,920,877,895
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$15.00	$15.00	$14.65	$16.08	$16.42
Income (loss) from operations:
Net investment income	0.54	0.52	0.52	0.46	0.42
Net realized and unrealized gain (loss)	0.07	(0.01)	0.34	(1.43)	(0.34)
Total income (loss) from operations	0.61	0.51	0.86	(0.97)	0.08
Less distributions from:
Net investment income	(0.51)	(0.51)	(0.51)	(0.46)	(0.42)
Total distributions	(0.51)	(0.51)	(0.51)	(0.46)	(0.42)
Net asset value, end of year	$15.10	$15.00	$15.00	$14.65	$16.08
Total return[3]	4.20%	3.45%	6.03%	(6.04)%	0.44%
Net assets, end of year (000s)	$11,672	$12,873	$13,244	$13,750	$16,397
Ratios to average net assets:
Gross expenses	0.60%	0.62%	0.56%	0.54%	0.50%
Net expenses[4]	0.59 [5]	0.62 [5]	0.56 [5]	0.53 [5]	0.50
Net investment income	3.67	3.44	3.52	3.08	2.55
Portfolio turnover rate	6%	16%	19%	33%[6]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$15.05	$15.05	$14.70	$16.14	$16.48
Income (loss) from operations:
Net investment income	0.52	0.50	0.50	0.43	0.40
Net realized and unrealized gain (loss)	0.06	(0.01)	0.34	(1.43)	(0.34)
Total income (loss) from operations	0.58	0.49	0.84	(1.00)	0.06
Less distributions from:
Net investment income	(0.51)	(0.49)	(0.49)	(0.44)	(0.40)
Total distributions	(0.51)	(0.49)	(0.49)	(0.44)	(0.40)
Net asset value, end of year	$15.12	$15.05	$15.05	$14.70	$16.14
Total return[3]	4.03%	3.34%	5.87%	(6.21)%	0.32%
Net assets, end of year (millions)	$1,621	$1,897	$2,024	$2,042	$3,447
Ratios to average net assets:
Gross expenses	0.73%	0.74%	0.70%	0.68%	0.63%
Net expenses[4,5]	0.72	0.73	0.70	0.67	0.63
Net investment income	3.53	3.33	3.38	2.88	2.41
Portfolio turnover rate	6%	16%	19%	33%[6]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$15.06	$15.06	$14.71	$16.15	$16.49
Income (loss) from operations:
Net investment income	0.44	0.42	0.42	0.36	0.31
Net realized and unrealized gain (loss)	0.07	(0.01)	0.34	(1.44)	(0.34)
Total income (loss) from operations	0.51	0.41	0.76	(1.08)	(0.03)
Less distributions from:
Net investment income	(0.43)	(0.41)	(0.41)	(0.36)	(0.31)
Total distributions	(0.43)	(0.41)	(0.41)	(0.36)	(0.31)
Net asset value, end of year	$15.14	$15.06	$15.06	$14.71	$16.15
Total return[3]	3.52%	2.76%	5.28%	(6.71)%	(0.24)%
Net assets, end of year (000s)	$17,126	$27,060	$40,655	$58,420	$98,239
Ratios to average net assets:
Gross expenses	1.28%	1.30%	1.26%	1.22%	1.19%
Net expenses[4,5]	1.28	1.30	1.26	1.21	1.19
Net investment income	2.97	2.76	2.81	2.36	1.86
Portfolio turnover rate	6%	16%	19%	33%[6]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$15.07	$15.07	$14.72	$16.16	$16.50
Income (loss) from operations:
Net investment income	0.55	0.53	0.53	0.47	0.43
Net realized and unrealized gain (loss)	0.06	(0.01)	0.34	(1.44)	(0.34)
Total income (loss) from operations	0.61	0.52	0.87	(0.97)	0.09
Less distributions from:
Net investment income	(0.54)	(0.52)	(0.52)	(0.47)	(0.43)
Total distributions	(0.54)	(0.52)	(0.52)	(0.47)	(0.43)
Net asset value, end of year	$15.14	$15.07	$15.07	$14.72	$16.16
Total return[3]	4.30%	3.54%	6.06%	(6.01)%	0.49%
Net assets, end of year (millions)	$610	$693	$745	$717	$1,114
Ratios to average net assets:
Gross expenses	0.60%	0.61%	0.57%	0.52%	0.50%
Net expenses[4,5]	0.53	0.54	0.51	0.47	0.46
Net investment income	3.73	3.52	3.56	3.11	2.59
Portfolio turnover rate	6%	16%	19%	33%[6]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$15.07	$15.07	$14.72	$16.16	$16.50
Income (loss) from operations:
Net investment income	0.55	0.53	0.53	0.48	0.43
Net realized and unrealized gain (loss)	0.07	(0.00)[3]	0.35	(1.45)	(0.33)
Total income (loss) from operations	0.62	0.53	0.88	(0.97)	0.10
Less distributions from:
Net investment income	(0.55)	(0.53)	(0.53)	(0.47)	(0.44)
Total distributions	(0.55)	(0.53)	(0.53)	(0.47)	(0.44)
Net asset value, end of year	$15.14	$15.07	$15.07	$14.72	$16.16
Total return[4]	4.26%	3.57%	6.09%	(5.98)%	0.53%
Net assets, end of year (000s)	$222,822	$291,762	$340,515	$245,287	$117,624
Ratios to average net assets:
Gross expenses	0.51%	0.52%	0.49%	0.45%	0.42%[5]
Net expenses[6]	0.50 [7]	0.51 [7]	0.48 [7]	0.44 [7]	0.42 [5]
Net investment income	3.75	3.54	3.60	3.25	2.61
Portfolio turnover rate	6%	16%	19%	33%[8]	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2026 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,394,375,387	$6	$2,394,375,393
Municipal Bonds Deposited in Tender Option Bond Trusts	—	124,528,307	—	124,528,307
Total Long-Term Investments	—	2,518,903,694	6	2,518,903,700
Short-Term Investments†	—	7,590,000	—	7,590,000
Total Investments	—	$2,526,493,694	$6	$2,526,493,700

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Fund’s Statement of Operations. For the year ended February 28, 2026, the average daily amount of floating rate notes outstanding was $66,595,000 and weighted average interest rate was 3.13%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Managed Municipals Fund 2026 Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of February 28, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.

Western Asset Managed Municipals Fund 2026 Annual Report

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $509,439.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at February 28, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2027	$259	$39,018	$668	$485,121	$7,374
Expires February 29, 2028	567	80,515	1,011	415,549	11,797
Total fee waivers/expense reimbursements subject to recapture	$826	$119,533	$1,679	$900,670	$19,171
For the year ended February 28, 2026, FTFA did not recapture any fees.
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $11,263 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended February 28, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$53,300	—
CDSCs	85,422	$288
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2026, such purchase and sale transactions (excluding accrued interest) were $160,355,000 and $131,730,000, respectively. There was no realized gain or loss recognized as a result of these transactions.

Western Asset Managed Municipals Fund 2026 Annual Report

3. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$163,422,495
Sales	586,478,981
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,437,689,474	$62,392,286	$(40,183,060)	$22,209,226

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At February 28, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,800,585

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,567,439)
During the year ended February 28, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$14,668,788

*	Based on the average of the market values at each month-end during the period.
†	At February 28, 2026, there were no open positions held in this derivative.
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$10,723
Class A	$2,560,646	1,248,659
Class C	150,115	16,947
Class I	—	572,291
Class IS	—	507
Total	$2,710,761	$1,849,127
For the year ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$567
Class A	80,515
Class C	1,011
Class I	415,549
Class IS	11,797
Total	$509,439
6. Distributions to shareholders by class

	Year Ended February 28, 2026	Year Ended February 28, 2025
Net Investment Income:
Class 1	$412,303	$446,913
Class A	59,383,902	65,197,299
Class C	625,695	922,556
Class I	22,936,633	25,619,951
Class IS	8,849,231	12,365,279
Total	$92,207,764	$104,551,998
7. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Managed Municipals Fund 2026 Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	28,081	$412,127	29,844	$446,842
Shares repurchased	(113,329)	(1,665,349)	(54,641)	(818,599)
Net decrease	(85,248)	$(1,253,222)	(24,797)	$(371,757)
Class A
Shares sold	7,743,126	$114,057,875	13,286,083	$199,809,293
Shares issued on reinvestment	3,823,363	56,202,948	4,097,987	61,549,816
Shares repurchased	(30,422,647)	(446,618,316)	(25,843,046)	(388,323,466)
Net decrease	(18,856,158)	$(276,357,493)	(8,458,976)	$(126,964,357)
Class C
Shares sold	110,697	$1,628,097	149,345	$2,250,548
Shares issued on reinvestment	38,860	571,184	54,541	819,765
Shares repurchased	(814,627)	(11,969,231)	(1,106,602)	(16,645,526)
Net decrease	(665,070)	$(9,769,950)	(902,716)	$(13,575,213)
Class I
Shares sold	10,199,744	$149,326,646	11,754,231	$176,836,999
Shares issued on reinvestment	1,260,544	18,559,499	1,426,784	21,464,256
Shares repurchased	(17,165,970)	(251,669,149)	(16,632,603)	(250,421,388)
Net decrease	(5,705,682)	$(83,783,004)	(3,451,588)	$(52,120,133)
Class IS
Shares sold	3,013,448	$44,404,305	6,398,003	$96,337,680
Shares issued on reinvestment	565,806	8,326,348	754,028	11,344,433
Shares repurchased	(8,226,282)	(120,300,804)	(10,387,586)	(155,399,546)
Net decrease	(4,647,028)	$(67,570,151)	(3,235,555)	$(47,717,433)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of
Western Asset Managed Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2026.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$92,169,269	$104,419,835
Ordinary income	38,495	132,163
Total distributions paid	$92,207,764	$104,551,998
As of February 28, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$5,042,783
Deferred capital losses*	(166,120,063)
Other book/tax temporary differences(a)	(618,853)
Unrealized appreciation (depreciation)(b)	22,209,226
Total distributable earnings (loss) — net	$(139,486,907)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to current year Dividend Payable.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book/tax differences in the accrual of interest income on securities in default.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Managed Municipals Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, broker and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Managed Municipals Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$92,169,269
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$41,737
Section 163(j) Interest Earned	§163(j)	$850,610
Interest Earned from Federal Obligations	Note (1)	$2,192
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Managed Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Managed Municipals Fund

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Western Asset
Managed Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Managed Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Managed Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90002-AFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026